Going Concern (Details Narrative) (10-K) - USD ($)	Feb. 28, 2018	Aug. 31, 2017	Aug. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 8,250,927	$ 6,343,426	$ 4,554,259